Tax expense (Tables)	6 Months Ended
Dec. 31, 2018
Tax expense
Schedule of tax expense

	Three months ended 31 December		Six months ended 31 December
	2018 £’000	Restated(1) 2017 £’000	2018 £’000	Restated(1) 2017 £’000
Current tax
Current tax on profit for the period	(1,953)	(688)	(2,603)	(688)
Foreign tax	(292)	(29)	(403)	(171)
Adjustment in respect of previous years	—	1,128	—	1,128

Total current tax (expense)/credit	(2,245)	411	(3,006)	269

Deferred tax
Origination and reversal of temporary differences	(8,633)	(9,122)	(9,974)	(16,535)
Adjustment in respect of previous years	—	155	—	155
Impact of change in US federal corporate income tax rate	—	(48,954)	—	(48,954)

Total deferred tax expense	(8,633)	(57,921)	(9,974)	(65,334)

Total tax expense	(10,878)	(57,510)	(12,980)	(65,065)

(1) Comparative amounts have been restated - see note 34 to the interim consolidated financial statements for further details.

Schedule of amounts relating to tax recognized directly in other comprehensive income

	Three months ended 31 December		Six months ended 31 December
	2018 £’000	Restated(1) 2017 £’000	2018 £’000	Restated(1) 2017 £’000
Current tax	(1,453)	—	(959)	—
Deferred tax (note 25)	1,254	(6,618)	110	(10,593)

Total tax (expense)/credit recognized in other comprehensive income	(199)	(6,618)	(849)	(10,593)

(1) Comparative amounts have been restated - see note 34 to the interim consolidated financial statements for further details.